Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands		Total	Capital stock	Contributed surplus	Deficit	Accumulated other comprehensive income (loss)
Number of shares outstanding at beginning of period (shares) at Dec. 31, 2019	[1]		24,417,639
Equity at beginning of period at Dec. 31, 2019		$ 271,630	$ 407,900	$ 43,160	$ (108,222)	$ (71,208)
Shares acquired for equity incentive plan (shares)	[1]		(128,304)
Shares acquired for equity incentive plan		(2,514)	$ (2,514)
Issuance of share capital on purchase of management contracts (shares)	[1]		104,720
Issuance of share capital to settle contingent consideration		2,500	$ 2,500	4,879
Share-based contingent consideration related to the Tocqueville acquisition		4,879		4,879
Shares released on vesting of equity incentive plan (shares)	[1]		248,883
Shares released on vesting of equity incentive plan		0	$ 4,361	(4,361)
Issuance of share capital on exercise of stock options (shares)	[1]		150,000
Issuance of share capital on exercise of stock options		2,504	$ 5,159	(2,655)
Shares acquired and canceled under normal course issuer bid (shares)	[1]		(112,343)
Shares acquired and canceled under normal course issuer bid		(2,024)	$ (2,024)
Foreign currency translation gain (loss)		5,608				5,608
Stock-based compensation		4,517		4,517
Issuance of share capital on conversion of RSUs (in shares)	[1]		103,269
Issuance of share capital on conversion of RSUs		0	$ 2,231	(2,231)
Dividends declared (shares)	[1]		5,501
Dividends declared		(23,095)	$ 145		(23,240)
Net income		26,978			26,978
Number of shares outstanding at end of period (shares) at Dec. 31, 2020	[1]		24,789,365
Equity at end of period at Dec. 31, 2020		290,983	$ 417,758	43,309	(104,484)	(65,600)
Shares acquired for equity incentive plan (shares)	[1]		(237,172)
Shares acquired for equity incentive plan		(10,201)	$ (10,201)
Issuance of share capital on purchase of management contracts (shares)	[1]		93,023
Issuance of share capital to settle contingent consideration		(1,879)	$ 3,000	(4,879)
Share-based contingent consideration related to the Tocqueville acquisition				(4,879)
Shares released on vesting of equity incentive plan (shares)	[1]		237,626
Shares released on vesting of equity incentive plan		0	$ 4,382	(4,382)
Foreign currency translation gain (loss)		1,043				1,043
Stock-based compensation		3,650		3,650
Issuance of share capital on conversion of RSUs (in shares)	[1]		105,291
Issuance of share capital on conversion of RSUs		0	$ 2,341	(2,341)
Dividends declared (shares)	[1]		3,487
Dividends declared		(25,562)	$ 145		(25,707)
Net income		33,185			33,185
Number of shares outstanding at end of period (shares) at Dec. 31, 2021	[1]		24,991,620
Equity at end of period at Dec. 31, 2021		$ 291,219	$ 417,425	$ 35,357	$ (97,006)	$ (64,557)

[1]	Amounts reflect retrospective application of the May 28, 2020 share consolidation (see Note 8).